Fair Value Measurements (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Level 1 [Member]
Short-term equity investment	$ 78	$ 64
Total financial assets	78	64
Level 2 [Member]
Short-term equity investment
Total financial assets
Level 3 [Member]
Short-term equity investment
Total financial assets
Fair Value [Member]
Short-term equity investment	78	64
Total financial assets	$ 78	$ 64